Document And Entity Information	Sep. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	KINGSWAY FINANCIAL SERVICES INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 24, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-15204
Entity, Tax Identification Number	85-1792291
Entity, Address, Address Line One	10 S. Riverside Plaza
Entity, Address, Address Line Two	Suite 1520
Entity, Address, City or Town	Chicago
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	766-2138
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KFS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001072627